Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 1,575,153	$ 1,366,336	$ 1,187,090
Cost of services	(1,029,983)	(859,074)	(759,155)
Gross profit	545,170	507,262	427,935
Selling, general and administrative expenses	(194,201)	(170,852)	(167,219)
Reversal of previous impairment/(impairment loss)	3,065	(16,638)	0
Other operating income	19,953	16,944	15,573
Other operating expense	(4,838)	(4,903)	(2,667)
Operating income	369,149	331,813	273,622
Share of loss in associates	(15,841)	(1,306)	(69,317)
Amortization and depreciation	108,314	96,690	72,247
Adjusted Ebitda	461,622	427,197	276,552
Financial income	62,555	37,521	46,807
Financial loss	(302,047)	(272,951)	(199,839)
Amortization and depreciation	(108,314)	(96,690)	(72,247)
Income before income tax	113,816	95,077	51,273
Income tax expense	(46,925)	(56,359)	(44,969)
Net income	66,891	38,718	6,304
Net income from discontinued operations		(9,478)	108,987
Current assets	579,478	507,125	394,722
Non-current assets	3,221,736	3,120,151	2,876,905
Capital Expenditure	279,556	194,399	146,183
Current liabilities	732,022	662,776	482,036
Non-current liabilities	2,272,050	2,161,176	1,955,490
Operating segments | Argentina | Airports
Disclosure of operating segments [line items]
Revenue	1,000,303	840,852	783,850
Cost of services	(638,216)	(500,336)	(499,686)
Gross profit	362,087	340,516	284,164
Selling, general and administrative expenses	(96,737)	(84,887)	(87,730)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	18,942	16,944	15,573
Other operating expense	(1,271)	(1,331)	(629)
Operating income	283,021	271,242	211,378
Share of loss in associates	0	0	0
Amortization and depreciation	32,121	22,791	21,810
Adjusted Ebitda	315,142	294,033	233,188
Current assets	200,982	147,058	95,907
Non-current assets	709,689	546,011	488,901
Capital Expenditure	231,998	155,026	100,832
Current liabilities	151,794	221,726	147,084
Non-current liabilities	412,242	159,688	212,581
Operating segments | Argentina | Others
Disclosure of operating segments [line items]
Revenue	422	373	439
Cost of services	(144)	(133)	(166)
Gross profit	278	240	273
Selling, general and administrative expenses	(242)	(218)	(278)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	69	0	0
Other operating expense	(1)	58	71
Operating income	104	80	66
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	104	80	66
Current assets	425	371	339
Non-current assets	7	9	11
Capital Expenditure	41	13	8
Current liabilities	64	58	52
Non-current liabilities	0	0	0
Operating segments | Brazil | Airports
Disclosure of operating segments [line items]
Revenue	128,842	127,038	813
Cost of services	(116,164)	(110,001)	(937)
Gross profit	12,678	17,037	(124)
Selling, general and administrative expenses	(14,361)	(12,644)	(16)
Reversal of previous impairment/(impairment loss)	3,065	(16,638)	0
Other operating income	0	0	0
Other operating expense	(1,622)	(643)	42
Operating income	(240)	(12,888)	(98)
Share of loss in associates	0	0	(71,958)
Amortization and depreciation	17,038	16,736	218
Adjusted Ebitda	16,798	3,848	(71,838)
Current assets	66,631	134,817	59,706
Non-current assets	1,432,833	1,533,910	1,261,464
Capital Expenditure	13,589	16,692	0
Current liabilities	262,624	233,649	123,557
Non-current liabilities	1,271,776	1,402,430	1,107,836
Operating segments | Uruguay | Airports
Disclosure of operating segments [line items]
Revenue	100,553	89,187	83,862
Cost of services	(48,371)	(41,842)	(39,136)
Gross profit	52,182	47,345	44,726
Selling, general and administrative expenses	(11,758)	(8,292)	(10,317)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	74	0	0
Other operating expense	(623)	(220)	(132)
Operating income	39,875	38,833	34,277
Share of loss in associates	0	0	0
Amortization and depreciation	12,495	11,682	11,332
Adjusted Ebitda	52,370	50,515	45,609
Current assets	24,697	25,452	26,032
Non-current assets	159,880	166,048	172,746
Capital Expenditure	6,327	5,749	5,038
Current liabilities	23,536	17,104	15,137
Non-current liabilities	64,050	69,899	71,163
Operating segments | Uruguay | Others
Disclosure of operating segments [line items]
Revenue	15,774	14,343	15,333
Cost of services	(12,184)	(10,572)	(10,567)
Gross profit	3,590	3,771	4,766
Selling, general and administrative expenses	(1,323)	(1,010)	(1,004)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	341	0	0
Other operating expense	(371)	(84)	(63)
Operating income	2,237	2,677	3,699
Share of loss in associates	0	0	0
Amortization and depreciation	590	527	463
Adjusted Ebitda	2,827	3,204	4,162
Current assets	2,887	2,821	2,282
Non-current assets	5,121	5,042	3,780
Capital Expenditure	852	2,072	543
Current liabilities	3,755	2,820	2,324
Non-current liabilities	1,175	1,860	1,078
Operating segments | Armenia | Airports
Disclosure of operating segments [line items]
Revenue	94,464	73,234	74,701
Cost of services	(52,863)	(42,953)	(49,534)
Gross profit	41,601	30,281	25,167
Selling, general and administrative expenses	(11,263)	(11,303)	(10,266)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	149	0	0
Other operating expense	(827)	(2,267)	(1,005)
Operating income	29,660	16,711	13,896
Share of loss in associates	0	0	0
Amortization and depreciation	11,493	11,360	11,367
Adjusted Ebitda	41,153	28,071	25,263
Current assets	38,110	30,242	39,415
Non-current assets	173,087	176,520	185,913
Capital Expenditure	5,778	2,003	4,286
Current liabilities	22,741	18,225	26,291
Non-current liabilities	95,159	103,030	117,439
Operating segments | Ecuador | Airports
Disclosure of operating segments [line items]
Revenue	85,310	85,301	79,045
Cost of services	(50,247)	(49,081)	(46,759)
Gross profit	35,063	36,220	32,286
Selling, general and administrative expenses	(16,185)	(16,159)	(14,629)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	287	0	0
Other operating expense	(77)	565	(1,852)
Operating income	19,088	20,626	15,805
Share of loss in associates	0	0	0
Amortization and depreciation	7,376	7,344	7,306
Adjusted Ebitda	26,464	27,970	23,111
Current assets	42,760	45,053	40,520
Non-current assets	51,941	55,189	62,134
Capital Expenditure	934	426	2,122
Current liabilities	42,929	44,307	56,633
Non-current liabilities	6,571	11,566	8,114
Operating segments | Italy | Airports
Disclosure of operating segments [line items]
Revenue	154,526	141,347	152,663
Cost of services	(104,257)	(96,289)	(111,225)
Gross profit	50,269	45,058	41,438
Selling, general and administrative expenses	(30,800)	(27,203)	(27,226)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income	19,469	17,855	14,212
Share of loss in associates	39	0	1,842
Amortization and depreciation	10,302	9,478	9,625
Adjusted Ebitda	29,810	27,333	25,679
Current assets	62,144	51,453	60,785
Non-current assets	236,893	199,317	203,250
Capital Expenditure	20,013	12,102	24,896
Current liabilities	89,057	63,806	67,079
Non-current liabilities	73,762	68,645	76,629
Operating segments | Peru | Airports
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross profit	0	0	0
Selling, general and administrative expenses	0	0	0
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income	0	0	0
Share of loss in associates	(15,283)	(397)	816
Amortization and depreciation	0	0	0
Adjusted Ebitda	(15,283)	(397)	816
Current assets	0	0	0
Non-current assets	11,790	8,504	9,248
Capital Expenditure	0	0	0
Current liabilities	0	0	0
Non-current liabilities	0	0	0
Intrasegment Adjustments
Disclosure of operating segments [line items]
Revenue	(10,191)	(8,697)	(6,291)
Cost of services	6,778	6,132	6,291
Gross profit	(3,413)	(2,565)	0
Selling, general and administrative expenses	3,413	2,599	0
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	0	0	0
Other operating expense	(9)	(34)	0
Operating income	(9)	0	0
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(9)	0	0
Current assets	(74,280)	(55,816)	(112,052)
Non-current assets	(1,093)	(599)	(38,105)
Capital Expenditure	0	316	0
Current liabilities	(73,004)	(55,451)	(148,218)
Non-current liabilities	(2,369)	(966)	(1,942)
Unallocated
Disclosure of operating segments [line items]
Revenue	5,150	3,358	2,675
Cost of services	(14,315)	(13,999)	(7,436)
Gross profit	(9,165)	(10,641)	(4,761)
Selling, general and administrative expenses	(14,945)	(11,735)	(15,753)
Reversal of previous impairment/(impairment loss)	0	0	0
Other operating income	91	0	0
Other operating expense	(37)	(947)	901
Operating income	(24,056)	(23,323)	(19,613)
Share of loss in associates	(597)	(909)	(17)
Amortization and depreciation	16,899	16,772	10,126
Adjusted Ebitda	(7,754)	(7,460)	(9,504)
Current assets	215,122	125,674	181,788
Non-current assets	441,588	430,200	527,563
Capital Expenditure	24	0	8,458
Current liabilities	208,526	116,532	192,097
Non-current liabilities	$ 349,684	$ 345,024	$ 362,592